Organization and Operations (Details Narrative) (10-K) - shares	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017	Feb. 22, 2017	Dec. 28, 2016
Common stock, shares authorized	495,000,000		495,000,000	495,000,000
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Reverse stock split	1 for 30 reverse stock split
Reverse stock split, shares	68,976,690
Number of reverse stock split shares converted	2,299,223
Series A Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares designated				1,000	1,000
Minimum [Member]
Common stock, shares authorized				125,000,000
Maximum [Member]
Common stock, shares authorized				500,000,000